Income Taxes - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit		€ 20,400
Domestic income tax rate	[1]	25.00%	25.00%	25.00%
Effective Income Tax Rate on Innovation Box Benefit		5.00%
Income tax adjustment with respect to prior years taxes		€ (6,001)	€ (1,325)	€ (16,164)
Adjustments in respect of prior years' deferred taxes (in percentage)	[1]	0.40%	0.10%	1.60%
Liability for unrecognized tax benefits		€ (96,458)	€ (83,738)	€ (74,069)
Period of estimated changes to the liability for unrecognized tax benefits		12 months
Tax effect carry-forward losses		€ 20,893	39,106	67,282
Adjustments in Respect of Prior Years' Deferred Taxes [Member]
Income Tax Disclosure [Line Items]
Income tax adjustment with respect to prior years taxes				16,200
Liability for Unrecognized Tax Benefits [Member]
Income Tax Disclosure [Line Items]
Accrued interest and penalties recorded in the Consolidated Balance Sheets		25,000	24,700
Accrued interest and penalties recorded in the Consolidated Statements of Operations		€ 200	1,700	€ 4,100
NID Stock in Belgium [Member]
Income Tax Disclosure [Line Items]
Period of offsetting net operating losses		7 years
Total amount of loss carry forward, tax basis		€ 32,000	37,500
Tax effect carry-forward losses		€ 10,900	12,700
United States Federal Tax Laws [Member]
Income Tax Disclosure [Line Items]
Period of offsetting net operating losses		20 years
Total amount of loss carry forward, tax basis			44,600
Tax effect carry-forward losses			15,600
United States State Tax Laws [Member]
Income Tax Disclosure [Line Items]
Total amount of loss carry forward, tax basis		€ 90,400	77,700
Tax effect carry-forward losses		€ 4,300	€ 3,700
Minimum offsetting period allowed by United States		5 years
Maximum offsetting period allowed by United States		20 years

[1]	As a percentage of income before income taxes.